Note 1 - Corporate Information (Details Textual) shares in Millions, R$ in Millions, $ in Millions				12 Months Ended
	Jan. 18, 2018	Dec. 01, 2017 USD ($)	May 16, 2017 BRL (R$) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 21, 2017 BRL (R$) shares	Apr. 30, 2016 BRL (R$)	Jan. 31, 2016 BRL (R$)
Statement Line Items [Line Items]
Total amount considered under the Federal Tax Amnesty Program					R$ 3,500.0
Amount paid under the Federal Tax Amnesty Program					R$ 960.0
Remaining required monthly payments under the Federal Tax Amnesty Program					145
Maximum exposure of common shares under a equity swap agreement | shares			80				44
Maximum exposure of common shares under a equity swap agreement, amount			R$ 2,300.0				R$ 820.0
Maximum term of equity swap agreement			1 year 180 days
Cerveceria Nacional S. de R.L. [member] | Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value						R$ 1,236.8
Fair value of profit (loss) from a like-kind exchange of property						1,240.0
Brasil Kirin Indústria de Bebidas Ltda. [member] | Cachoeira de Macacu Bebidas Ltda. [member] | Rio de Janeiro [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value						R$ 478.6
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member]
Statement Line Items [Line Items]
Percentage of ownership acquired through the partial exercise of a put option		30.00%
Total consideration transferred, acquisition-date fair value | $		$ 926.5
Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member] | Partial exercise of put option for further ownership of subsidiary [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.00%
Proportion of ownership interests held by non-controlling interests	15.00%
CERVECERIA Y MALTERIA QUILMES SAICA Y G [member]
Statement Line Items [Line Items]
Payments to a subsidiary for completion of 3rd party licensing transaction | $				$ 50.0
Labatt Breweries [member] | Archibald Microbrasserie [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired								66.00%
Labatt Breweries [member] | Sucos do Bem [member] | Archibald Microbrasserie [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value								R$ 155.0
CRBS S.A. and Ambev Luxembourg [member] | Mark Anthony Group [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value									R$ 1,400.0